Net interest income - Impact of adoption of IFRS 9 on interest income and and expense presentation (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Interest income		€ 27,747	€ 43,890	€ 44,182
Interest expense		(13,787)	(30,243)	(30,941)
Net Interest Income	[1]	13,960	13,647	13,241
Valuation results and net trading income 22		1,227	€ 1,512	€ 1,545
In accordance with IFRS 9 [member] | Reclassification of interest related to trading assets or liabilities [Member]
Disclosure of initial application of standards or interpretations [line items]
Interest income		(17,136)
Interest expense		16,862
Net Interest Income		(274)
Valuation results and net trading income 22		274
In accordance with IFRS 9 [member] | 2017 on comparable basis to 2018[member]
Disclosure of initial application of standards or interpretations [line items]
Interest income		26,754
Interest expense		(13,381)
Net Interest Income		13,373
Valuation results and net trading income 22		€ 1,786

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.